Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2017
Goodwill and other intangible assets

8. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by each segment for the fiscal years ended March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥143,918	¥70,753	¥65,231	¥279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	143,918	70,753	51,640	266,311

Goodwill impairment loss	—	(2,368)	(6,131)	(8,499)
Foreign currency translation adjustment	9	(22)	(3,167)	(3,180)
Sale of a consolidated subsidiary	—	—	(10,937)	(10,937)

Balance at end of year
Gross goodwill	143,927	70,731	51,127	265,785
Accumulated impairment losses	—	(2,368)	(19,722)	(22,090)

	¥143,927	¥68,363	¥31,405	¥243,695

	Millions of yen
	2017
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥143,927	¥70,731	¥51,127	¥265,785
Accumulated impairment losses	—	(2,368)	(19,722)	(22,090)

	143,927	68,363	31,405	243,695

Goodwill impairment loss	(4,076)	(5,887)	—	(9,963)
Foreign currency translation adjustment	(846)	27	(1,942)	(2,761)

Balance at end of year
Gross goodwill	143,081	70,758	49,185	263,024
Accumulated impairment losses	(4,076)	(8,255)	(19,722)	(32,053)

	¥139,005	¥62,503	¥29,463	¥230,971

Segment information is disclosed in Note 16 “Segment reporting.”

In the fiscal year ended March 31, 2016, because of the rapid adverse change in its business environment, DOCOMO recognized a ¥6,131 million goodwill impairment loss for a reporting unit in the other businesses. The fair value of this reporting unit was measured using the discounted cash flow method. The amount of this impairment loss was included in “Impairment loss” of the consolidated statements of income.

In the fiscal year ended March 31, 2016, DOCOMO recorded ¥10,937 million of a decrease in goodwill related to sale of a consolidated subsidiary for a reporting unit in the other businesses, which was associated with the sale of a certain consolidated subsidiary.

In the fiscal year ended March 31, 2017, because of the adverse change in its business environment, DOCOMO recognized ¥4,076 million and ¥5,887 million goodwill impairment losses for reporting units in the telecommunications business segment and smart life business segment, respectively. The fair values of these reporting units were measured using the discounted cash flow method. The amounts of these impairment losses were included in “Impairment loss” of the consolidated statements of income.

Other intangible assets—

Other intangible assets, as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,035,821	¥761,630	¥274,191
Internal-use software	1,433,751	1,172,861	260,890
Software acquired to be used in manufacture of handsets	252,610	220,658	31,952
Rights to use telecommunications facilities of wireline operators	19,064	8,009	11,055
Other	51,470	38,891	12,579

Total amortizable intangible assets	¥2,792,716	¥2,202,049	¥590,667

Unamortizable intangible assets:
Trademarks and trade names			¥13,052
Spectrum related assets			11,294

Total unamortizable intangible assets			¥24,346

Total			¥615,013

	Millions of yen
	2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,093,449	¥831,067	¥262,382
Internal-use software	1,502,350	1,233,568	268,782
Software acquired to be used in manufacture of handsets	258,682	231,136	27,546
Rights to use telecommunications facilities of wireline operators	19,099	8,379	10,720
Other	39,597	29,793	9,804

Total amortizable intangible assets	¥2,913,177	¥2,333,943	¥579,234

Unamortizable intangible assets:
Trademarks and trade names			¥11,348
Spectrum related assets			18,194

Total unamortizable intangible assets			¥29,542

Total			¥608,776

Effective July 1, 2014, DOCOMO revised its estimate of the expected useful life of a part of the software for telecommunications network and internal-use software based on the actual utilization of the software to reflect an extended expected maximum useful life from 5 years to 7 years.

The amount of amortizable intangible assets acquired during the fiscal year ended March 31, 2017 was ¥150,772 million, the main components of which were software for telecommunications network in the amount of ¥62,366 million and internal-use software in the amount of ¥79,417 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 7 years and 6 years, respectively.

Amortization of intangible assets for the fiscal years ended March 31, 2015, 2016 and 2017 was ¥180,218 million, ¥165,387 million and ¥167,799 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018, 2019, 2020, 2021 and 2022 is ¥160,129 million, ¥132,148 million, ¥98,409 million, ¥68,799 million and ¥40,432 million, respectively. The weighted-average amortization period of the intangible assets acquired during the fiscal year ended March 31, 2017 is 6 years.

The amount of unamortizable intangible assets acquired during the fiscal year ended March 31, 2017 was ¥6,900 million.

Spectrum related assets are related to the acquisition of 700MHz band that DOCOMO incurred for the former licensees to migrate from the 700MHz band to the other frequency spectrum based on the acceleration measures for termination of the Radio Act of Japan. As long as DOCOMO is in compliance with the regulations required by the Ministry of Internal Affairs and Communications, DOCOMO is able to renew and extend the 700MHz band license at a minimum cost. Therefore, it is determined that the spectrum related assets have indefinite useful lives. The weighted-average period from March 31, 2017 to the next renewal or extension is 4 years.